Line of Credit - Bank (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Line of Credit - Bank [Line Items]
Line of credit	$ 50,000	$ 35,000
Line of credit available	0	15,000
Line of credit	$ 50,000	$ 35,000
Chief Executive Officer [Member]
Line of Credit - Bank [Line Items]
Debt interest rate	4.25%	4.25%
Revolving Credit Facility [Member]
Line of Credit - Bank [Line Items]
Revolving line of credit	$ 50,000	$ 50,000
Debt interest rate	12.75%	12.75%	10.50%